LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets	The following table presents the changes in carrying amount of the Company's right-of-use assets during the years ended December 31, 2020 and 2019:

	2020	2019
Balance, beginning of year	$3,502	$—
Right-of-use assets acquired on Alacer acquisition (note 4(a))	119,568	—
Additions	2,857	4,584
Terminations	(981)	—
Depreciation for the year	(3,304)	(1,082)
Balance, end of year	$121,642	$3,502

Disclosure of quantitative information about lease liabilities
The following is a summary of the movements in the Company's lease liabilities during the years ended December 31, 2020 and 2019:

	2020	2019
Balance, beginning of year	$3,792	$4,310
Financing cash flows:
Lease payments	(4,883)	(1,265)
Other changes:
Lease liabilities assumed on acquisition (note 4(a))	119,568	—
Additions	2,857	264
Terminations	(594)	—
Unrealized foreign exchange loss	71	204
Interest expense	1,904	279
Balance, end of year	$122,715	$3,792

Classified as:
Current (1)	$5,686	$446
Non-current	117,029	3,346
	$122,715	$3,792
(1)Included in accounts payable and accrued liabilities (note 13).

Disclosure of additional information about leasing activities for lessee	Amounts recognized in statements of income

Years ended December 31	2020	2019
Right-of-use asset depreciation	$3,304	$1,082
Interest expense on lease liabilities (1)	1,904	$279
(1)Included in interest expense and finance costs.
Amounts recognized in statements of cash flows

Years ended December 31	2020	2019
Total cash outflow for leases	$(8,198)	$(1,265)